Loss Before Income Tax - Summary of Finance costs (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit Loss [Abstract]
Interest on government loans	$ 109,826	$ 112,275	$ 441,474	$ 416,698	$ 417,812
Preference share dividends					87,889
Interest on CSL loan					18,437
Other interest expenses	85,635		50,430
Interest on lease liabilities	4,239
Finance costs	$ 199,700	$ 112,275	$ 491,904	$ 416,698	$ 524,138